Risk Management (Details 9) $ in Thousands	12 Months Ended
Dec. 31, 2019 CLP ($) Number
USD [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative Instruments (adjusted to market)	$ 14,360
Deposits	1,400
Loans	7,650
Financial investments	0
Total Exposure	$ 23,410
Credit Risk [Member] | Derivatives Contracts [Member] | China | USD [Member]
Disclosure of detailed information about financial instruments [line items]
Classification | Number	2
Derivative Instruments (adjusted to market)	$ 0
Deposits	0
Loans	7,230
Financial investments	0
Total Exposure	$ 7,230
Credit Risk [Member] | Derivatives Contracts [Member] | Colombia | USD [Member]
Disclosure of detailed information about financial instruments [line items]
Classification | Number	2
Derivative Instruments (adjusted to market)	$ 1,240
Deposits	0
Loans	0
Financial investments	0
Total Exposure	$ 1,240
Credit Risk [Member] | Derivatives Contracts [Member] | Italy | USD [Member]
Disclosure of detailed information about financial instruments [line items]
Classification | Number	2
Derivative Instruments (adjusted to market)	$ 0
Deposits	1,360
Financial investments	0
Total Exposure	$ 1,360
Credit Risk [Member] | Derivatives Contracts [Member] | Mexico | USD [Member]
Disclosure of detailed information about financial instruments [line items]
Classification | Number	2
Derivative Instruments (adjusted to market)	$ 9,420
Deposits	40
Loans	0
Financial investments	0
Total Exposure	$ 9,460
Credit Risk [Member] | Derivatives Contracts [Member] | Panama | USD [Member]
Disclosure of detailed information about financial instruments [line items]
Classification | Number	2
Derivative Instruments (adjusted to market)	$ 1,500
Deposits	0
Loans	0
Financial investments	0
Total Exposure	$ 1,500
Credit Risk [Member] | Derivatives Contracts [Member] | Peru | USD [Member]
Disclosure of detailed information about financial instruments [line items]
Classification | Number	2
Derivative Instruments (adjusted to market)	$ 2,200
Deposits	0
Loans	0
Financial investments	0
Total Exposure	$ 2,200
Credit Risk [Member] | Derivatives Contracts [Member] | Uruguay | USD [Member]
Disclosure of detailed information about financial instruments [line items]
Classification | Number	2
Derivative Instruments (adjusted to market)	$ 0
Deposits	0
Loans	100
Financial investments	0
Total Exposure	$ 100